Partner's Equity (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Total Quarterly Distribution Target Amount | Minimum Quarterly Distribution
Minimum Partners' Capital, Distribution Amount Per Unit	$ 0.365
Total Quarterly Distribution Target Amount | First Target Distribution
Maximum Partners' Capital, Distribution Amount Per Unit	$ 0.42
Total Quarterly Distribution Target Amount | Second Target Distribution
Minimum Partners' Capital, Distribution Amount Per Unit	$ 0.42
Maximum Partners' Capital, Distribution Amount Per Unit	$ 0.456
Total Quarterly Distribution Target Amount | Third Target Distribution
Minimum Partners' Capital, Distribution Amount Per Unit	$ 0.456
Maximum Partners' Capital, Distribution Amount Per Unit	$ 0.548
Total Quarterly Distribution Target Amount | Thereafter
Minimum Partners' Capital, Distribution Amount Per Unit	$ 0.548
Limited Unitholders | Minimum Quarterly Distribution
Percentage allocations of the additional available cash	99.90%
Limited Unitholders | First Target Distribution
Percentage allocations of the additional available cash	99.90%
Limited Unitholders | Second Target Distribution
Percentage allocations of the additional available cash	85.00%
Limited Unitholders | Third Target Distribution
Percentage allocations of the additional available cash	75.00%
Limited Unitholders | Thereafter
Percentage allocations of the additional available cash	50.00%
General Partner | Minimum Quarterly Distribution
Percentage allocations of the additional available cash	0.10%
General Partner | First Target Distribution
Percentage allocations of the additional available cash	0.10%
General Partner | Second Target Distribution
Percentage allocations of the additional available cash	0.10%
General Partner | Third Target Distribution
Percentage allocations of the additional available cash	0.10%
General Partner | Thereafter
Percentage allocations of the additional available cash	0.10%
Holders of IDRs | Minimum Quarterly Distribution
Percentage allocations of the additional available cash	0.00%
Holders of IDRs | First Target Distribution
Percentage allocations of the additional available cash	0.00%
Holders of IDRs | Second Target Distribution
Percentage allocations of the additional available cash	14.90%
Holders of IDRs | Third Target Distribution
Percentage allocations of the additional available cash	24.90%
Holders of IDRs | Thereafter
Percentage allocations of the additional available cash	49.90%